FAIR VALUE MEASUREMENT (Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Money market		$ 1,136
Liabilities:
Contingent liability	$ 640
Derivative financial instruments	$ 14	463
Level 1 [Member]
Assets:
Money market		$ 1,136
Liabilities:
Contingent liability
Derivative financial instruments
Level 2 [Member]
Assets:
Money market
Liabilities:
Contingent liability
Derivative financial instruments	$ 14	$ 463
Level 3 [Member]
Assets:
Money market
Liabilities:
Contingent liability	$ 640
Derivative financial instruments